UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., INTERMEDIATE-TERM FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA INTERMEDIATE-TERM
                          Fund

                                 [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2004                                USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                        5

FINANCIAL INFORMATION

   Distributions to Shareholders                                 16

   Independent Auditor's Report                                  17

   Portfolio of Investments                                      18

   Notes to Portfolio of Investments                             41

   Financial Statements                                          42

   Notes to Financial Statements                                 45

DIRECTORS' AND OFFICERS' INFORMATION                             54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                                   USAA'S FIXED-INCOME
                                                      FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                    LIPPER'S FUND AWARD
                                                   FOR BEST BOND GROUP
                                                       IN AMERICA.

                                                            "
--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.
I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

                                                                               3
 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

                                                               3/31/04                3/31/03
Net Assets                                                $2,642.7 Million        $2,627.3 Million
Net Asset Value Per Share                                      $13.42                 $13.34
Tax-Exempt Dividends Per Share Last 12 Months                  $0.612                 $0.643
Capital Gain Distributions Per Share Last 12 Months               -                      -

                                                               3/31/04                  3/31/03
Dollar-Weighted Average Portfolio Maturity                    8.9 Years                8.7 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                  30-DAY SEC YIELD* AS OF 3/31/04

          30-DAY SEC YIELD                                    2.73%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2004

               TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE

10 YEARS          6.20%        =         5.45%         +        0.75%
5 YEARS           5.23%        =         5.19%         +        0.04%
1 YEAR            5.32%        =         4.72%         +        0.60%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2004

        TOTAL RETURN
        ------------

   [CHART OF TOTAL RETURN]

3/31/1995                  6.16%
3/31/1996                  7.97%
3/31/1997                  5.80%
3/31/1998                 10.59%
3/31/1999                  5.42%
3/31/2000                 -0.84%
3/31/2001                  9.81%
3/31/2002                  3.90%
3/31/2003                  8.29%
3/31/2004                  5.32%

        [END CHART]

        DIVIDEND RETURN
        ---------------

  [CHART OF DIVIDEND RETURN]

3/31/1995                 5.79%
3/31/1996                 5.81%
3/31/1997                 5.80%
3/31/1998                 5.81%
3/31/1999                 5.35%
3/31/2000                 5.21%
3/31/2001                 5.76%
3/31/2002                 5.12%
3/31/2003                 5.12%
3/31/2004                 4.72%

           [END CHART]

      CHANGE IN SHARE PRICE
      ---------------------

[CHART OF CHANGE IN SHARE PRICE]

03/31/1995                 0.37%
03/31/1996                 2.16%
03/31/1997                 0.00%
03/31/1998                 4.78%
03/31/1999                 0.07%
03/31/2000                -6.05%
03/31/2001                 4.05%
03/31/2002                -1.22%
03/31/2003                 3.17%
03/31/2004                 0.60%

           [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA                     LIPPER INTERMEDIATE
                    INTERMEDIATE-TERM               MUNICIPAL DEBT
                         FUND                        FUNDS AVERAGE
                    -----------------             -------------------
3/31/1995                5.56%                          4.75%
3/31/1996                5.57%                          4.69%
3/31/1997                5.67%                          4.55%
3/31/1998                5.34%                          4.35%
3/31/1999                5.24%                          4.19%
3/31/2000                5.49%                          4.39%
3/31/2001                5.27%                          4.27%
3/31/2002                5.13%                          4.11%
3/31/2003                4.82%                          3.63%
3/31/2004                4.56%                          3.32%

                                  [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA         LIPPER INTERMEDIATE  LIPPER INTERMEDIATE
                   LEHMAN BROTHERS     INTERMEDIATE-TERM    MUNICIPAL DEBT       MUNICIPAL DEBT
                MUNICIPAL BOND INDEX         FUND            FUNDS AVERAGE         FUNDS INDEX
                --------------------   -----------------  -------------------  -------------------
03/31/1994           $10000.00            $10000.00           $10000.00           $10000.00
04/30/1994            10084.92             10060.28            10049.08            10042.32
05/31/1994            10172.20             10144.73            10124.07            10121.94
06/30/1994            10109.98             10109.67            10096.57            10092.43
07/31/1994            10295.44             10259.15            10228.98            10218.26
08/31/1994            10331.12             10309.05            10271.52            10257.24
09/30/1994            10179.57             10208.64            10164.81            10152.00
10/31/1994             9998.82             10075.01            10043.81            10040.09
11/30/1994             9817.78              9899.26             9893.35             9890.87
12/31/1994            10033.91             10063.34            10051.22            10038.42
01/31/1995            10320.80             10298.39            10262.07            10232.74
02/28/1995            10620.96             10524.47            10489.26            10445.43
03/31/1995            10743.03             10616.53            10584.57            10537.86
04/30/1995            10755.71             10637.89            10603.24            10560.69
05/31/1995            11098.92             10930.48            10860.90            10808.46
06/30/1995            11001.92             10878.27            10809.78            10774.50
07/31/1995            11106.00             11007.33            10906.77            10872.49
08/31/1995            11246.94             11128.14            11019.04            10978.84
09/30/1995            11318.00             11204.59            11077.00            11033.41
10/31/1995            11482.53             11345.80            11190.98            11138.08
11/30/1995            11673.30             11494.84            11318.56            11256.68
12/31/1995            11785.35             11579.52            11397.63            11329.06
01/31/1996            11874.39             11644.71            11483.60            11417.04
02/29/1996            11794.19             11573.13            11452.55            11381.96
03/31/1996            11643.52             11462.30            11326.97            11267.44
04/30/1996            11610.50             11456.49            11306.99            11247.55
05/31/1996            11606.08             11456.11            11312.90            11247.37
06/30/1996            11732.57             11551.86            11383.40            11317.42
07/31/1996            11838.72             11664.70            11484.71            11417.11
08/31/1996            11836.06             11673.64            11492.89            11421.37
09/30/1996            12001.48             11812.81            11596.78            11525.04
10/31/1996            12137.11             11941.79            11709.12            11637.79
11/30/1996            12359.43             12125.19            11879.28            11810.54
12/31/1996            12307.24             12099.08            11845.52            11779.18
01/31/1997            12330.53             12127.79            11873.58            11808.55
02/28/1997            12443.76             12250.12            11964.50            11897.64
03/31/1997            12277.75             12127.19            11846.05            11776.26
04/30/1997            12380.66             12222.19            11909.37            11837.36
05/31/1997            12567.01             12373.09            12050.71            11976.98
06/30/1997            12700.87             12499.13            12160.75            12087.75
07/31/1997            13052.63             12816.48            12424.20            12349.88
08/31/1997            12930.27             12725.48            12327.73            12254.41
09/30/1997            13083.59             12884.04            12455.12            12384.09
10/31/1997            13167.92             12961.51            12516.64            12443.00
11/30/1997            13245.47             13045.27            12568.41            12491.51
12/31/1997            13438.60             13235.64            12728.40            12651.02
01/31/1998            13577.18             13351.88            12837.40            12757.82
02/28/1998            13581.31             13389.89            12843.55            12764.15
03/31/1998            13593.40             13411.31            12849.81            12772.24
04/30/1998            13532.07             13350.42            12790.23            12713.16
05/31/1998            13746.13             13537.10            12970.29            12883.69
06/30/1998            13800.38             13600.64            13008.79            12927.66
07/31/1998            13834.88             13630.20            13035.94            12957.38
08/31/1998            14048.65             13823.05            13224.72            13144.15
09/30/1998            14223.79             13985.24            13367.58            13286.49
10/31/1998            14223.50             13971.23            13365.21            13290.83
11/30/1998            14273.33             14012.29            13393.81            13319.51
12/31/1998            14309.30             14072.40            13437.70            13361.91
01/31/1999            14479.43             14191.54            13590.13            13511.65
02/28/1999            14416.34             14135.87            13517.28            13439.70
03/31/1999            14436.09             14137.88            13509.00            13436.46
04/30/1999            14472.06             14188.12            13549.25            13473.50
05/31/1999            14388.32             14105.70            13469.81            13393.76
06/30/1999            14181.34             13928.14            13281.89            13211.48
07/31/1999            14232.94             13976.85            13342.09            13272.96
08/31/1999            14118.83             13836.00            13271.13            13211.50
09/30/1999            14124.72             13811.34            13275.72            13219.54
10/31/1999            13971.70             13663.79            13176.72            13126.88
11/30/1999            14120.30             13795.78            13291.67            13238.19
12/31/1999            14015.04             13705.62            13229.84            13178.33
01/31/2000            13954.00             13615.64            13164.35            13120.33
02/29/2000            14116.17             13778.33            13271.12            13221.35
03/31/2000            14424.59             14019.43            13463.32            13410.70
04/30/2000            14339.38             13956.75            13407.01            13354.02
05/31/2000            14264.78             13902.85            13346.84            13298.62
06/30/2000            14642.78             14214.91            13626.96            13572.99
07/31/2000            14846.53             14381.74            13783.56            13727.11
08/31/2000            15075.34             14560.76            13952.12            13897.66
09/30/2000            14996.91             14521.55            13911.07            13856.66
10/31/2000            15160.55             14647.06            14013.90            13972.12
11/30/2000            15275.25             14736.46            14080.61            14038.58
12/31/2000            15652.66             15053.12            14375.22            14321.31
01/31/2001            15807.76             15193.94            14532.44            14486.53
02/28/2001            15857.88             15271.74            14575.44            14533.51
03/31/2001            16000.00             15394.90            14690.40            14644.76
04/30/2001            15826.63             15241.02            14542.98            14513.00
05/31/2001            15997.05             15402.82            14690.03            14662.00
06/30/2001            16104.08             15515.50            14783.10            14753.17
07/31/2001            16342.62             15727.96            14960.87            14930.94
08/31/2001            16611.82             15937.16            15184.43            15156.55
09/30/2001            16556.10             15926.46            15165.82            15136.00
10/31/2001            16753.35             16069.29            15312.82            15281.04
11/30/2001            16612.12             15969.91            15149.20            15122.09
12/31/2001            16454.96             15888.53            15034.59            15008.41
01/31/2002            16740.38             16087.71            15253.24            15226.28
02/28/2002            16942.06             16252.02            15431.27            15397.04
03/31/2002            16610.05             15997.62            15148.71            15117.00
04/30/2002            16934.69             16262.04            15445.43            15411.21
05/31/2002            17037.59             16346.26            15531.22            15494.35
06/30/2002            17217.75             16471.97            15693.91            15652.13
07/31/2002            17439.18             16652.82            15883.90            15833.46
08/31/2002            17648.83             16787.68            16039.62            15979.07
09/30/2002            18035.38             17066.39            16335.04            16257.51
10/31/2002            17736.40             16843.63            16077.06            16011.13
11/30/2002            17662.69             16812.09            16001.80            15945.94
12/31/2002            18035.38             17110.13            16339.85            16261.47
01/31/2003            17989.68             17077.44            16265.34            16202.41
02/28/2003            18241.19             17312.36            16498.30            16426.72
03/31/2003            18252.10             17324.32            16488.53            16422.21
04/30/2003            18372.70             17444.06            16592.59            16526.92
05/31/2003            18802.89             17775.07            16930.59            16862.98
06/30/2003            18722.98             17670.48            16854.14            16783.94
07/31/2003            18067.82             17186.46            16331.31            16276.98
08/31/2003            18202.56             17326.85            16457.89            16398.16
09/30/2003            18737.73             17736.41            16871.99            16818.20
10/31/2003            18643.37             17675.76            16784.52            16737.44
11/30/2003            18837.68             17845.28            16928.22            16871.18
12/31/2003            18993.66             17995.64            17029.02            16970.72
01/31/2004            19102.46             18063.20            17089.98            17034.56
02/29/2004            19389.95             18343.11            17336.34            17273.89
03/31/2004            19322.42             18245.33            17218.87            17167.41

                                  [END CHART]

                 DATA FROM 3/31/94 THROUGH 3/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                   o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                   o The Lipper Intermediate Municipal Debt Funds Average, an
                     average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                   o The Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]                       [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 Your USAA Intermediate-Term Fund provided a total return of 5.32% versus an average of 4.31% for the 148 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to a 5.86% return for the Lehman Brothers Municipal Bond Index and a 4.54% return for the Lipper Intermediate Municipal Debt Funds Index. The Fund's tax-exempt distributions over the 12-month period produced a dividend yield of 4.56%, well above the 3.32% average of the Lipper category.

                                         * * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                        RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL
                INTERMEDIATE-TERM BOND FUND CATEGORY (178 FUNDS IN CATEGORY) AS
                OF MARCH 31, 2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS
                  DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES
                ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                  MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal national intermediate-term bond funds, the USAA Intermediate-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 178, 142, and 87 funds, respectively, through March 31, 2004. Ratings are based on risk-adjusted returns.

                      [LOGO OF LIPPER LEADER        [LOGO OF LIPPER LEADER
                           TOTAL RETURN]                   EXPENSE]

                 The Fund is listed as a Lipper Leader for Total Return and Expense of 119 funds within the Lipper Intermediate Municipal Debt Funds category for the overall period ending March 31, 2004. The Fund received a Lipper Leader rating for Total Return among 119 funds and 66 funds for the three- and 10-year periods, respectively, and a score of 2 among 97 funds for the five-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2004. THE USAA INTERMEDIATE-TERM FUND IN LIPPER'S INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 119 FUNDS, 97 FUNDS, AND 66 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                                [LOGO OF LIPPER FUND AWARDED
                                  BEST BOND GROUP USA 2004]

                 USAA won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The Federal Reserve Board has left rates unchanged since June 2003, when it lowered the federal funds rate (the rate charged to banks for overnight loans) to 1%. The June ease was the 13th since January 2001, for a total decrease of 5.5%.

                 The economy began to respond to the financial stimulus of low short-term financing, reduced tax rates, and deficit spending. While some commodity prices rose, inflation remained under control because producers lacked the pricing power to raise the price of finished goods.

HOW DO YOU MANAGE VOLATILITY?

                 In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises and, conversely, when interest rates rise, the price of a bond falls. Interest rates were volatile during the period, moving in a wide range. However, the Fund's

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 share price ended the period at $13.42, slightly higher than where it started at $13.34.

                 We continue to be selective in choosing issues. We look for bonds with coupons and structures that are less sensitive to a rise in interest rates but that can also contribute to the Fund's dividend yield. In addition, we reduced extension risk. This is the risk that a bond, which is priced to call, will begin pricing to its maturity date. A bond with a longer maturity typically experiences a more negative reaction to rising interest rates. We maintained a weighted average maturity of around 8.9 years, and the portfolio duration (a measure of interest-rate volatility) was 4.7 years.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. In an effort to minimize the impact of an unimaginable credit event, we rely on diversification - the Fund's assets are diversified over 450 issues. Additionally, 28% of the portfolio securities are backed by AAA-rated bond insurance. We continue to avoid issues subject to the alternative minimum tax.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 As mixed economic news continues, we believe intermediate-term rates are likely to remain volatile. We will maintain our income orientation, utilizing any spikes in rates as opportunities to produce more tax-exempt income for our shareholders. We appreciate your trust and continue to work hard on your behalf.

TAXABLE EQUIVALENT YIELDS

To match the USAA Intermediate-Term Fund's closing 30-day SEC yield of 2.73%,
and assuming marginal federal tax rates of:                                     25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                                             3.64%     3.79%     4.07%     4.20%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                   TOP 10 INDUSTRIES
                   (% of Net Assets)

General Obligation                                15.5%

Escrowed Bonds                                    11.9%

Hospital                                          11.8%

Special Assessment/Tax/Fee                         8.4%

Electric Utilities                                 5.6%

Electric/Gas Utility                               5.4%

Multifamily Housing                                5.4%

Education                                          5.2%

Appropriated Debt                                  5.0%

Nursing/CCRC                                       3.2%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-40.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                              PORTFOLIO RATINGS MIX
                                     3/31/04

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             44%
AA                              20%
A                               16%
BBB                             16%
BB                               3%
Short-Term Instruments           1%

          [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.4%, 0.3%, and 1.4%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

              USAA INTERMEDIATE-TERM FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Intermediate-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

              San Antonio, Texas
              May 7, 2004

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
March 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP       Certificate of Participation
                 EDC       Economic Development Corp.
                 ETM       Escrowed to final maturity
                 GAN       Grant Anticipation Note
                 GO        General Obligation
                 IDA       Industrial Development Authority/Agency
                 IDB       Industrial Development Board
                 IDC       Industrial Development Corp.
                 IDRB      Industrial Development Revenue Bond
                 ISD       Independent School District
                 MFH       Multifamily Housing
                 MLO       Municipal Lease Obligation
                 PCRB      Pollution Control Revenue Bond
                 PRE       Prerefunded to a date prior to maturity
                 RB        Revenue Bond

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (87.5%)

              ALABAMA (0.4%)
  $ 2,500     Montgomery BMC Special Care Facilities
                Financing Auth. RB, Series 1998B (INS)               4.88%      11/15/2018     $    2,586
    5,000     Prattville IDB PCRB, Series 1998                       5.15        9/01/2013          5,534
    2,000     Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)                                   5.75        9/01/2020          2,231

              ALASKA (0.1%)
    3,405     Housing Finance Corp. Mortgage RB,
                Series 1997A-1                                       5.50       12/01/2017          3,602

              ARIZONA (1.2%)
    4,500     Maricopa County Hospital RB, Series 1997               6.13        4/01/2018          4,750
    4,000     Pima County Unified School District
                Number 1 Tucson GO (INS)(e)                          4.63        7/01/2013          4,367
    4,000     Pima County Unified School District
                Number 1 Tucson GO (INS)(e)                          4.75        7/01/2014          4,357
   11,210     School Facilities Board RB, Series 2002                5.25        7/01/2017         12,473
    5,000     State Transportation Board Highway RB,
                Series 2003A                                         5.00        7/01/2020          5,393

              ARKANSAS (0.1%)
    2,705     Little Rock Capital Improvement RB,
                Series 1998A                                         5.70        1/01/2018          2,813

              CALIFORNIA (6.4%)
              Foothill/Eastern Transportation Corridor
                Agency RB,
   10,000       Series 1995A, 7.05%, 1/01/2005 (ETM)                 6.87(b)     1/01/2010         11,735
   15,000       Series 1995A, 7.10%, 1/01/2005 (PRE)                 7.10(b)     1/01/2011         17,892
    9,085       Series 1995A, 7.15%, 1/01/2005 (PRE)                 6.82(b)     1/01/2013         10,858
              Golden State Tobacco Securitization Corp.
                RB (State Appropriation Enhanced),
    5,000       Series B                                             5.38        6/01/2017          5,182
    3,000       Series B                                             5.50        6/01/2018          3,158
    6,000     Los Angeles Unified School District GO,
                Series 2003A (INS)                                   5.25        7/01/2019          6,621
              Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                   5.64(a)     7/01/2017          1,738
    3,325       Series 1999A (INS)                                   5.69(a)     7/01/2018          1,635

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $11,940     Pleasanton Joint Powers Financing Auth. RB,
                Series 1993A                                         6.00%       9/02/2005     $   12,223
    5,000     Public Works Board RB (MLO),
                Series 2003C                                         5.50        6/01/2019          5,362
   10,000     Revenue Anticipation Warrants,
                2003 Series A                                        2.00        6/16/2004         10,020
              Sacramento Cogeneration Auth. RB,
    1,800       Series 1995 (PRE)                                    6.38        7/01/2010          1,954
    1,500       Series 1995                                          6.38        7/01/2010          1,583
              San Joaquin Hills Transportation
                Corridor Agency Senior Lien RB,
    3,525       Series 1993 (ETM)                                    7.35        1/01/2005          3,692
    8,305       Series 1993 (ETM)                                    7.40        1/01/2006          9,164
    5,000       Series 1993 (ETM)                                    7.40        1/01/2007          5,777
   16,795       Series 1993 (ETM)                                    7.45        1/01/2008         20,170
    5,000     San Jose MFH RB, Series 1992A                          4.95        4/01/2012          5,239
              State Department Water Resources
                Power Supply RB,
   15,000       Series 2002A (INS)                                   5.50        5/01/2016         16,961
    3,000       Series X (INS)                                       5.50       12/01/2016          3,511
   10,000     State GO                                               5.00        2/01/2021         10,253
    1,245     State Systemwide Univ. RB,
                Series 2002A (INS)                                   5.50       11/01/2015          1,421
    3,500     Univ. of California RB, Series 2003A (INS)             5.13        5/15/2016          3,879

              COLORADO (1.0%)
    5,000     Adams County PCRB, Series 1999 (INS)                   5.10        1/01/2019          5,353
              Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                    5.25       12/01/2018          2,204
    2,585       Series 2002 (INS)                                    5.25       12/01/2019          2,829
    2,000       Series 2002 (INS)                                    5.25       12/01/2020          2,182
    2,000       Series 2002 (INS)                                    5.25       12/01/2021          2,173
              Denver Health and Hospital Auth.
                Healthcare RB,
    1,000       Series 1998A                                         5.20       12/01/2012          1,023
      635       Series 1998A                                         5.25       12/01/2013            647
    2,200       Series 1998A                                         5.38       12/01/2018          2,207
    2,400       Series 2001A                                         6.25       12/01/2016          2,520
              Pueblo School District No. 60 GO,
    2,000       Series 2002 (INS)                                    5.25       12/15/2017          2,220
    2,140       Series 2002 (INS)                                    5.25       12/15/2020          2,336

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              CONNECTICUT (2.0%)
              Mashantucket (Western) Pequot Tribe RB,
  $ 4,960       Series 1996A (PRE) (d)                               6.40%       9/01/2011     $    5,677
   10,780       Series 1996A(d)                                      6.40        9/01/2011         11,702
    1,000       Series 1997B(d)                                      5.60        9/01/2009          1,096
    4,400       Series 1997B(d)                                      5.70        9/01/2012          4,713
   16,500       Series 1997B(d)                                      5.75        9/01/2018         17,330
              State GO,
    3,000       Series 2001D                                         5.13       11/15/2015          3,413
    3,000       Series 2003A                                         5.00        4/15/2018          3,258
    4,180       Series 2003E (INS)                                   5.00        8/15/2019          4,529
    2,000       Series 2003E (INS)                                   5.00        8/15/2020          2,153

              DELAWARE (0.4%)
              Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                   4.80        5/01/2017          1,527
    1,830       Series 2002A (INS)                                   4.90        5/01/2018          1,871
    1,000       Series 2002A (INS)                                   5.00        5/01/2019          1,029
    1,515       Series 2002A (INS)                                   5.05        5/01/2020          1,557
              Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                    5.25        7/01/2013          1,135
    1,460       Series 2001 (INS)                                    5.25        7/01/2017          1,613
    1,580       Series 2001 (INS)                                    5.25        7/01/2018          1,734

              DISTRICT OF COLUMBIA (3.3%)
   30,000     Convention Center Auth. RB,
                Series 1998 (INS)(f)                                 5.00       10/01/2018         31,742
              GO,
    2,405       Series 1993A (ETM)                                   5.80        6/01/2004          2,424
   11,700       Series 1993A                                         5.80        6/01/2004         11,786
    3,870       Series 1994A-3                                       5.50        6/01/2006          4,167
        5       Series 2001E                                         5.75        6/01/2005              5
   10,545       Series 2001E (ETM)                                   5.75        6/01/2005         10,737
      810       Series 2001E                                         5.75        6/01/2006            829
   10,740       Series 2001E (ETM)                                   5.75        6/01/2006         10,935
    2,405     Metropolitan Airport Auth. RB,
                Series B (INS)(e)                                    5.25       10/01/2016          2,668
              RB,
    4,560       Series 1999 (INS)                                    6.20        7/01/2019          4,975
    6,000       Series 1999A (INS)                                   5.00        1/01/2019          6,301

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              FLORIDA (2.4%)
  $ 1,340     Clay County Development Auth. IDRB,
                Series 2002                                          3.95%       3/01/2011     $    1,399
              Dade County RB,
    7,905       Series 1996B (INS)                                   6.00(a)    10/01/2011          5,911
    8,610       Series 1996B (INS)                                   6.10(a)    10/01/2012          5,982
    8,760       Series 1996B (PRE)(INS)                              6.20(a)    10/01/2013          6,021
    4,000     Escambia County Health Facilities RB,
                Series 2003A (Ascension Health Credit)               5.25       11/15/2014          4,460
    3,000     Hillsborough County School Board COP,
                Series 2004A                                         5.25        7/01/2017          3,411
    3,700     Jacksonville Economic Development
                Commission IDRB, Series 2002                         4.00        3/01/2011          3,829
    3,715     Miami Beach Health Facilities Auth.
                Hospital RB, Series 2001A                            6.13       11/15/2011          3,800
    7,000     North Miami Educational Facilities RB,
                Series 1994A (Johnson and Wales Univ.)               6.10        4/01/2013          7,140
    2,750     Osceola County Transportation
                Improvement RB, Series 2004 (INS)                    5.00        4/01/2016          3,038
   11,450     Palm Beach County Health Facilities
                Auth. RB, Series 2002 (INS)                          5.00       12/01/2021         11,817
              Palm Beach County School Board COP (MLO),
    2,000       Series 2002D (INS)                                   5.25        8/01/2017          2,212
    1,500       Series 2002D (INS)                                   5.25        8/01/2018          1,653
              Tampa Bay Water Utility System RB,
    2,035       Series 2004 (INS)                                    5.25       10/01/2018          2,326
    1,000       Series 2004 (INS)                                    5.25       10/01/2019          1,142

              GEORGIA (0.2%)
    5,000     Savannah Hospital Auth. Candler Health
                Systems RB, Series 1998B (INS)                       5.00        7/01/2018          5,201

              HAWAII (0.2%)
    5,000     Housing Finance and Development Corp. RB,
                Series 1997B                                         5.45        7/01/2017          5,288

              IDAHO (0.1%)
    1,000     Health Facilities Auth. RB, Series 1998                5.25        5/01/2014          1,031
    1,000     Univ. of Idaho RB, Series 2003 (INS)                   4.75        4/01/2022          1,026

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                                RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
             ILLINOIS (6.6%)
  $   535    Bedford Park Tax Increment RB,
               Series 1993 (ETM)                                     7.38%      12/01/2004     $      557
             Channahon Tax Increment RB,
    2,005      Series 2000                                           6.25        1/01/2010          2,063
    6,040      Series 2000                                           6.88        1/01/2020          6,327
   29,925    Chicago School Board GO,
               Series 1999A (INS)                                    4.82(a)    12/01/2013         20,420
    5,000    Chicago Special Assessment Improvement
               Bonds, Series 2002 (Lakeshore East Project)           6.63       12/01/2022          5,045
    2,000    Chicago Water Senior Lien RB, Series 2001               5.00       11/01/2019          2,130
             Chicago-O'Hare International Airport RB,
   21,235      Series 1994A (INS)(f)                                 6.20        1/01/2007         22,359
    2,170      Series 2001B (INS)                                    5.50        1/01/2014          2,432
    7,460    Cook County Forest Preserve District GO,
               Series 1996 (INS)                                     5.80       11/01/2016          8,316
    5,625    Cook County Village of Hodgkins Tax
               Increment RB, Series 2003B                            5.50       12/01/2013          5,635
    4,870    Development Finance Auth. RB, Series 1995               7.00        3/01/2007          4,997
               Health Facilities Auth. RB,
    4,290      Series 1992 (Mercy Hospital)                          7.00        1/01/2007          2,466
    1,670      Series 1996 (Mercy Hospital)                          6.00        1/01/2006            983
    7,815      Series 1996 (Mercy Hospital)                          6.38        1/01/2015          4,377
    5,000      Series 1996A (Riverside Medical Center)               6.00       11/15/2015          5,276
    1,000      Series 1998 (Centegra Health System)                  5.25        9/01/2013          1,049
    2,000      Series 1998 (Centegra Health System)                  5.25        9/01/2014          2,082
    2,500      Series 1998 (Centegra Health System)                  5.25        9/01/2018          2,556
   10,000    Series 1998A (Hospital Sisters
               Services, Inc.) (INS)                                 5.00        6/01/2018         10,399
    4,250      Series 2000 (Riverside Medical Center)                6.80       11/15/2020          4,762
    3,000      Series 2001A (INS)                                    5.00        2/15/2020          3,136
    8,050    Lake County Community Unit School
               District GO, Series 1999B (INS)                       5.13(a)    12/01/2016          4,593
             Metropolitan Pier and Exposition Auth. RB,
    2,500      Series 2002B, 5.20%, 6/15/2012 (INS)                  5.20(b)     6/15/2017          1,823
    2,500      Series 2002B, 5.30%, 6/15/2012 (INS)                  5.30(b)     6/15/2018          1,821
    4,000      Series 2002B, 5.40%, 6/15/2012 (INS)                  5.40(b)     6/15/2019          2,895
             Northern Illinios Univ. Auxiliary
               Facilities System RB,
    4,735      Series 2001 (INS)                                     4.88        4/01/2018          4,955
    6,865      Series 2001 (INS)                                     5.00        4/01/2019          7,299
    6,565      Series 2001 (INS)                                     5.00        4/01/2021          6,873

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              Univ. of Illinois COP,
  $ 5,820       Series 1999 (INS)                                    5.25%       8/15/2015     $    6,671
    4,000       Series 1999 (INS)                                    5.25        8/15/2016          4,585
    7,815       Series 2001A (INS)                                   5.00        8/15/2020          8,821
   14,070     Will County Forest Preserve District GO,
                Series 1999B (INS)                                   5.40(a)    12/01/2017          7,561

              INDIANA (2.2%)
    7,465     Bond Bank State Revolving Fund RB,
                Series 2000A                                         5.50        8/01/2016          8,439
              Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                5.25        2/15/2018          1,453
    5,000       Series 1999A (Sisters St. Francis) (INS)             5.15       11/01/2019          5,257
    6,000     Indianapolis Economic Development RB,
                Series 1996                                          6.05        1/15/2010          6,592
              Municipal Power Agency Power
                Supply Systems RB,
    4,950       Series 2002B (INS)                                   5.25        1/01/2017          5,447
    2,100       Series 2002B (INS)                                   5.25        1/01/2018          2,303
    1,150     St. Joseph County Economic Development RB,
                Series 1997                                          5.45        2/15/2017          1,175
    7,260     St. Joseph County Hospital Auth. RB,
                Series 1999                                          5.75        2/15/2019          7,339
    7,110     Transportation Finance Auth. Highway
                RB (MLO), Series 2003A (INS)                         5.25        6/01/2017          7,869
   11,000     Univ. of Southern Indiana RB,
                Series 2001A (INS)                                   5.00       10/01/2018         11,802

              IOWA (0.7%)
    5,500     Finance Auth. RB, Series 1998A (INS)                   5.25        7/01/2015          5,956
    3,280     Higher Education Loan Auth. RB,
                Series 1995 (INS)                                    6.13       10/01/2016          3,535
    7,950     Marion County Commercial Development RB,
                Series 1999 (INS)                                    5.95        1/01/2014          8,513

              LOUISIANA (2.5%)
              Local Government Environmental Facilities
                and Community Development Auth. RB,
    2,150       Series 2002 (INS)                                    5.25       12/01/2015          2,410
    2,260       Series 2002 (INS)                                    5.25       12/01/2016          2,513
    2,355       Series 2002 (INS)                                    5.25       12/01/2017          2,610
    7,000     New Orleans GO RB, Series 2002 (INS)                   5.13        9/01/2021          7,489

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 2,000     Office Facilities Corp. RB, Series 2003 (INS)          5.25%      11/01/2018     $    2,211
    6,825     Office Facilities Corp. RB (MLO),
                Series 2001 (INS)                                    5.38        5/01/2018          7,565
    5,175     Offshore Terminal Auth. RB, Series 1998                5.20       10/01/2018          5,366
              Orleans Levee District RB,
    5,900       Series 1986 (INS)                                    5.95       11/01/2014          6,494
    6,040       Series 1986 (INS)                                    5.95       11/01/2015          6,644
    7,015       Series A (INS)                                       5.95       11/01/2010          7,722
    9,000     Plaquemines Port, Harbor, and Terminal
                District RB, Series 1985C                            5.00        9/01/2007          9,006
      890     Public Facilities Auth. RB, Series 1997B               5.63        8/01/2017            945
    3,955     St. Tammany Parish Hospital Service
                District No. 1 RB, Series 1998 (INS)                 5.00        7/01/2018          4,047

              MAINE (1.7%)
   41,400     Bucksport Solid Waste Disposal RB,
                Series 1985                                          6.25        5/01/2010         41,572
    2,000     Housing Auth. RB, Series 2001A                         5.35       11/15/2021          2,107

              MARYLAND (0.7%)
              Community Development Administration RB,
   12,855       1997 First Series                                    5.60        4/01/2018         13,559
    5,160       Series 1996A                                         5.88        7/01/2016          5,427

              MASSACHUSETTS (2.5%)
              Commonwealth GO,
    4,500       Series 2002B (PRE)(INS)                              5.50        3/01/2018          5,185
    7,775       Series 2002D (PRE)(INS)                              5.38        8/01/2021          8,934
    5,000       Series 2003D                                         5.25       10/01/2020          5,721
   15,000       Series 2004A                                         5.25        8/01/2021         16,738
    5,000       Series 2004A                                         5.25        8/01/2022          5,554
    5,105     Federal Highway GAN, Series 2000A                      5.75        6/15/2015          5,961
              Massachusetts Bay Transportation Auth. RB,
    5,000       Series 2003C                                         5.25        7/01/2018          5,688
    3,000       Series 2003C                                         5.25        7/01/2019          3,405
    3,215     Springfield GO, Series 2003 (INS)                      5.25        1/15/2019          3,559
    5,000     State Water Resources Auth. RB,
                Series 2002J (INS)                                   5.25        8/01/2019          5,677

              MICHIGAN (0.9%)
    7,375     Detroit Building Auth. RB (MLO),
                Series 1996A (LOC)                                   6.15        2/01/2011          7,780

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 4,000     Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                   5.00%       7/01/2018     $    4,268
    2,390     Higher Education Facilities Auth. RB,
                Series 1998                                          5.35        6/01/2013          2,481
              Hospital Finance Auth. RB,
    5,000       Series 1995A (Genesys Health System)
                (PRE)                                                7.50       10/01/2007          5,564
      325       Series 1996 (Central Michigan Hospital)              5.90       10/01/2004            330
      100       Series 1996 (Central Michigan Hospital)              6.00       10/01/2005            103
      150       Series 1996 (Central Michigan Hospital)              6.10       10/01/2006            158
      160       Series 1996 (Central Michigan Hospital)              6.20       10/01/2007            170
    2,250       Series 1996 (Central Michigan Hospital)              6.25       10/01/2016          2,321

              MINNESOTA (1.0%)
    1,020     Housing Finance Agency RB, Series 1997G                6.00        1/01/2018          1,076
    4,205     Maplewood Health Care Facility RB,
                Series 1996                                          5.95       11/15/2006          4,209
              South St. Paul Hospital Facility RB,
    2,310       Series 1994                                          6.50       11/01/2004          2,332
    9,095       Series 1994                                          6.75       11/01/2009          9,345
              St. Paul Hospital RB,
    4,000       Series 1997A                                         5.70       11/01/2015          4,027
    1,500       Series 1997B                                         5.85       11/01/2017          1,509
    5,260     Washington County Hospital Facility RB,
                Series 1998                                          5.38       11/15/2018          5,090

              MISSISSIPPI (1.2%)
   19,850     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                          6.35       12/01/2015         20,832
    1,500     Lincoln County Hospital RB,
                Series 1998B (INS)                                   5.50        4/01/2018          1,596
    1,115     Prentiss County Hospital RB, Series 1985               6.50        2/01/2005          1,121
    8,395     Union County Hospital RB, Series 1997                  5.50        3/01/2009          9,406

              MISSOURI (0.1%)
    1,500     Health and Educational Facilities Auth. RB,
                Series 1997                                          5.75        2/01/2017          1,569

              MONTANA (0.1%)
    2,450     Health Facilities Auth. RB, Series 1996                6.38        6/01/2018          2,477

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              NEBRASKA (0.5%)
              Investment Finance Auth. Hospital RB,
  $   620       Series 1997 (INS)                                    5.30%      11/15/2012     $      659
    2,000       Series 1997 (INS)                                    5.45       11/15/2017          2,099
              Platte County Hospital Auth. No. 1
                Hospital RB,
      500       Series 2000 (INS)                                    5.50        5/01/2010            564
      500       Series 2000 (INS)                                    5.55        5/01/2011            562
      500       Series 2000 (INS)                                    5.65        5/01/2012            559
      500       Series 2000 (INS)                                    5.75        5/01/2013            557
      500       Series 2000 (INS)                                    5.90        5/01/2015            560
    3,500       Series 2000 (INS)                                    6.05        5/01/2020          3,911
    3,500     Scotts Bluff County Hospital Auth. RB,
                Series 1998                                          5.13       11/15/2019          3,613

              NEVADA (0.4%)
    5,000     Clark County Airport System Subordinate
                Lien RB, Series 2001B (INS)                          5.25        7/01/2019          5,382
    1,000     Clark County Flood Control GO,
                Series 1998 (INS)                                    4.50       11/01/2016          1,029
    6,040     Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)               5.76(a)     1/01/2017          3,366
    2,000     Reno Hospital RB, Series 1998 (INS)                    5.00        5/15/2018          2,080

              NEW HAMPSHIRE (0.5%)
    5,000     Business Finance Auth. PCRB, Series 1992A              5.85       12/01/2022          5,289
              Higher Educational and Health Facilities
                Auth. RB,
    3,000       Series 1997 (Kendal at Hanover) (LOC)                5.80       10/01/2012          3,010
    5,055       Series 1997 (Kendal at Hanover) (LOC)                5.90       10/01/2018          5,060

              NEW JERSEY (0.9%)
    6,150     Camden County Improvement Auth. RB,
                Series 1997                                          5.88        2/15/2015          6,107
              Economic Development Auth. RB,
   15,000       Series 1994A (INS)                                   5.88        7/01/2011         15,481
    2,000       Series 1997A                                         5.75       12/01/2016          2,059

              NEW MEXICO (0.3%)
              Jicarilla Apache Nation RB,
    4,890       Series 2002A(d)                                      5.00        9/01/2018          5,089
    3,250       Series 2002A(d)                                      5.50        9/01/2023          3,431

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              NEW YORK (17.3%)
  $ 7,000     Dormitory Auth. Lease RB (MLO), Court
                Facilities, Series 2003A                             5.50%       5/15/2019     $    7,669
              Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital)             5.30        2/15/2019         14,072
   11,900       Series 2000C (Mt. Sinai Hospital)                    5.50        7/01/2011         12,000
    3,975       Series 2002                                          5.05        2/01/2022          4,165
    1,500       Series 2003A                                         5.25        7/01/2013          1,694
    5,000       Series 2003A                                         5.38        3/15/2018          5,563
    5,000       Series 2003A                                         5.38        3/15/2019          5,535
    2,000       Series 2003A                                         5.38        3/15/2022          2,182
    6,000     Dormitory Auth. RB, Bronx-Lebanon
                Hospital Center, Series 1998E                        5.20        2/15/2015          6,369
              Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                         5.20        2/15/2015          5,307
    4,000       Series 1998J                                         5.20        2/15/2016          4,233
    4,760       Series 1998J                                         5.30        2/15/2017          5,049
              Dormitory Auth. RB, Department of Health,
    4,680       Series 2004(e)                                       5.00        7/01/2017          5,003
    3,205       Series 2004(e)                                       5.00        7/01/2018          3,399
    4,960       Series 2004(e)                                       5.00        7/01/2019          5,226
    5,420     Dormitory Auth. RB, Kateri Residence (LOC)             4.40        7/01/2016          5,500
    4,065     Dormitory Auth. RB, Lutheran Center at
                Poughkeepsie, Series 1997 (LOC)                      6.00        7/01/2014          4,399
              Dormitory Auth. RB, Mental Health,
        5       Series 1997A (PRE)                                   5.75        2/15/2010              6
    2,050       Series 1997A                                         5.75        2/15/2010          2,268
        5       Series 1997A (PRE)                                   5.75        2/15/2011              6
    1,995       Series 1997A                                         5.75        2/15/2011          2,208
        5       Series 1997A (PRE)                                   5.75        2/15/2012              5
    1,995       Series 1997A                                         5.75        2/15/2012          2,208
       15       Series 1997B (PRE)                                   5.75        2/15/2010             17
    2,445       Series 1997B                                         5.75        2/15/2010          2,706
       25       Series 1997B (PRE)                                   5.75        2/15/2012             28
    4,025       Series 1997B                                         5.75        2/15/2012          4,454
       60       Series 1997B (PRE)                                   5.50        8/15/2017             67
    4,615       Series 1997B                                         5.50        8/15/2017          4,888
              Dormitory Auth. RB, New York City Univ.,
    5,500       1993 Series A                                        5.75        7/01/2013          6,431
    3,550       1996 Series 2 (PRE)                                  6.00        7/01/2009          3,968
    1,450       1996 Series 2                                        6.00        7/01/2009          1,580

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 1,250       1996 Series 2 (PRE)                                  6.00%       7/01/2010     $    1,397
      510       1996 Series 2                                        6.00        7/01/2010            552
              Dormitory Auth. RB, State Univ.,
    2,725       Series 1994B                                         5.90        5/15/2006          2,796
    2,500       Series 1994B (PRE)                                   6.00        5/15/2007          2,565
    1,000       Series 1995A                                         5.88        5/15/2007          1,073
    3,500       Series 1995A (PRE)                                   6.00        5/15/2009          3,761
    2,250       Series 1995A (PRE)                                   6.00        5/15/2010          2,418
    2,175       Series 1995A (PRE)                                   6.00        5/15/2011          2,338
   14,120       Series 1996 (PRE)                                    5.75        5/15/2013         15,639
    7,000       Series 1996 (PRE)                                    5.75        5/15/2016          7,753
              East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home) (NBGA)                     4.05        2/15/2012          4,607
    2,000       Series 2002 (Jewish Home) (NBGA)                     4.63        2/15/2017          2,096
    4,000       Series 2002A (St. Mary's Residence)
                (NBGA)                                               3.75       12/20/2012          4,142
              Housing Finance Agency Service Contract
                Obligation RB,
    1,450       Series 1995A (PRE)                                   6.25        9/15/2010          1,640
      825       Series 1995A                                         6.25        9/15/2010            896
      885       Series 1996A (PRE)                                   6.00        9/15/2016          1,020
    3,340       Series A-2003 (PRE)                                  6.00        9/15/2016          3,752
      195       Series A-2003                                        6.00        9/15/2016            216
    3,000     Long Island Power Auth. Electric
                Systems RB, Series 2003B                             5.25        6/01/2014          3,333
              Medical Care Facilities Finance Agency RB,
    5,000       Series 1994A (PRE)                                   6.40        2/15/2007          5,330
    5,000       Series 1994A (PRE)                                   6.50        2/15/2008          5,335
    7,445       Series 1995A (Adult Day Care)                        6.00       11/15/2010          8,071
    2,675       Series 1995A (Brookdale Hospital) (ETM)              6.70        2/15/2005          2,806
    2,750       Series 1995A (Brookdale Hospital) (PRE)              6.70        8/15/2005          2,940
    2,860       Series 1995A (Brookdale Hospital) (PRE)              6.75        2/15/2006          3,058
    2,940       Series 1995A (Brookdale Hospital) (PRE)              6.75        8/15/2006          3,144
    3,045       Series 1995A (Brookdale Hospital) (PRE)              6.80        2/15/2007          3,257
    3,130       Series 1995A (Brookdale Hospital) (PRE)              6.80        8/15/2007          3,348
    5,700       Series 1995A (Brookdale Hospital) (PRE)              6.80        8/15/2012          6,098
    8,950     Nassau County Interim Finance Auth. Bonds,
                Series 2000A (INS)                                   4.75       11/15/2010          9,479
              New York City GO,
   15,000       Series 1995A (PRE)                                   6.25        8/01/2008         15,486
      375       Series 1996G (PRE)                                   5.75        2/01/2010            410

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 9,625       Series 1996G                                         5.75%       2/01/2010     $   10,378
    5,000       Series 1997I                                         6.00        4/15/2012          5,539
    5,000       Series 2002G                                         5.63        8/01/2015          5,569
   10,000       Series 2002G                                         5.75        8/01/2016         11,173
   26,625       Series 2003C                                         5.50        8/01/2015         29,539
    5,000       Series 2003D                                         5.25       10/15/2019          5,334
    7,000       Series 2003E                                         5.25        8/01/2013          7,807
    6,000       Series 2004G                                         5.25        8/01/2015          6,587
   17,000       Series 2004I(e)                                      5.00        8/01/2019         17,774
              New York City IDA Civic Facility RB,
    2,500       Series 2004A-1 (INS)                                 3.05        7/01/2009          2,488
    2,175       Series 2004A-1 (INS)                                 4.15        7/01/2014          2,157
    1,050       Series 2004A-1 (INS)                                 4.75        7/01/2019          1,042
              New York City Municipal Water Finance
                Auth. RB,
    5,000       Series 1998A                                         5.25        6/15/2018          5,432
    3,000       Series 2004B                                         5.00        6/15/2019          3,227
   10,000       Series A                                             5.38        6/15/2017         11,082
              New York City Transitional Finance
                Auth. RB,
    5,000       Series 2002C (INS)                                   5.25        8/01/2019          5,467
    8,485       Series 2003E (INS)                                   5.25        2/01/2021          9,231
    3,000       Series 2004B                                         5.25        8/01/2018          3,320
    6,740       Series 2004D-1                                       5.00       11/01/2017          7,338
              Thruway Auth. RB,
    7,500       Series 1995 (PRE)                                    6.00        4/01/2009          8,017
    2,150       Series 1995 (PRE)                                    6.10        4/01/2010          2,300
    9,615       Series 2002A (INS)                                   5.25        4/01/2015         10,684
    5,500       Series 2002A (INS)                                   5.25        4/01/2016          6,084
   11,000     Tobacco Settlement Financing Corp.
                Asset-Backed RB, Series 2003B-1C                     5.50        6/01/2018         12,273
    8,560     Urban Development Corp. RB, Series B (INS)(e)          5.25        3/15/2017          9,519

              NORTH CAROLINA (2.2%)
              Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                         5.50        1/01/2012          6,609
    4,885       Series F                                             5.50        1/01/2015          5,321
    1,830       Series F                                             5.50        1/01/2016          1,977
    1,000       Series F                                             5.50        1/01/2017          1,074
   30,000     GO, Series 2004A                                       4.50        3/01/2021         30,613
    2,400     Infrastructure Finance Corp. COP (MLO),
                Series A                                             5.00        2/01/2017          2,621

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 5,000     Municipal Power Agency No. 1 RB,
                Series 2003A                                         5.50%       1/01/2013     $    5,625
    4,000     Wake County Industrial Facilities PCRB,
                Series 2002                                          5.38        2/01/2017          4,324

              OHIO (0.4%)
    4,000     Franklin County Development RB,
                Series 1999                                          5.80       10/01/2014          4,398
    2,650     Franklin County Health Care Facilities RB,
                Series 1997                                          5.50        7/01/2017          2,670
    2,305     Housing Finance Agency Residential
                Mortgage RB, Series 2001D (NBGA)                     5.10        9/01/2017          2,426

              OKLAHOMA (0.5%)
    1,500     Building Bonds Commission GO,
                Series 2003A (INS)                                   5.00        7/15/2018          1,650
              Holdenville Industrial Auth. RB,
    1,650       Series 1995 (PRE)                                    6.60        7/01/2010          1,865
    3,250       Series 1995 (PRE)                                    6.70        7/01/2015          3,680
              Valley View Hospital Auth. RB,
    1,920       Series 1996                                          5.75        8/15/2006          2,033
    2,695       Series 1996                                          6.00        8/15/2014          2,753

              OREGON (0.1%)
    2,000     Department of Administrative Services
                RB (INS)                                             5.00        9/01/2013          2,265

              PENNSYLVANIA (2.5%)
   16,300     Allegheny County IDA RB, Series 1998                   4.75       12/01/2032         17,871
    5,500     Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                   5.25        8/01/2014          6,033
              Montgomery County IDA RB,
   10,000       Series 1996B                                         5.63       11/15/2012         10,560
    6,300       Series 2002A (INS)                                   5.00       11/01/2011          7,090
    3,650       Series 2002A (INS)                                   5.25       11/01/2014          4,178
   10,255     Philadelphia IDA RB, Series 1998A (LOC)                5.15        3/01/2019         10,356
    9,440     State GO, Series 1992-2                                6.11(a)     7/01/2004          9,415

              PUERTO RICO (3.6%)
              Commonwealth GO,
    6,000       Series 2003A (INS)                                   5.50        7/01/2017          7,057
    6,000       Series 2003A (INS)                                   5.50        7/01/2018          7,045

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              Electric Power Auth. RB,
  $12,000       Series 2002KK (INS)                                  5.50%       7/01/2016     $   14,131
    5,000       Series S                                             7.00        7/01/2006          5,584
    4,420       Series X                                             5.80        7/01/2009          4,762
    4,500       Series X                                             5.90        7/01/2010          4,855
    4,000       Series X (PRE)                                       6.00        7/01/2011          4,319
    4,220       Series Z                                             5.50        7/01/2012          4,495
              Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                       5.25        7/01/2019          1,116
    1,000       Series G (INS)                                       5.25        7/01/2020          1,109
   22,200     Housing Bank and Finance Agency RB                     7.50       12/01/2006         24,222
              Public Improvement GO,
    7,500       Series 1994                                          6.10        7/01/2006          7,707
    7,825       Series 1994                                          6.20        7/01/2007          8,043

              RHODE ISLAND (1.2%)
              Economic Development Corp. RB,
    3,000       Series A (INS)                                       5.00        6/15/2014          3,342
    3,500       Series A (INS)                                       5.00        6/15/2015          3,874
              Health and Educational Building Corp. RB,
    3,385       Series 1996 (INS)                                    5.50        5/15/2012          3,764
    7,600       Series 1996 (INS)                                    5.50        5/15/2016          8,315
    4,345       Series 1999A (LOC)                                   5.88       11/15/2014          4,776
              Housing and Mortgage Finance Corp. Bond,
    1,220       Series 25A                                           5.60       10/01/2017          1,293
    2,115       Series 37-A                                          5.13        4/01/2017          2,241
    3,775     Housing and Mortgage Finance Corp. MFH RB,
                Series 1995A (INS)                                   5.70        7/01/2007          3,968

              SOUTH CAROLINA (0.9%)
   10,000     Berkeley County PCRB, Series 2003                      4.88       10/01/2014         10,713
              Georgetown County Environmental
                Improvement RB,
    4,250       Series 2000A                                         5.95        3/15/2014          4,929
    5,000       Series 2002A                                         5.70        4/01/2014          5,618
    3,000     Marion County Hospital District RB,
                Series 1995 (INS)                                    5.50       11/01/2015          3,225

              SOUTH DAKOTA (0.4%)
              Housing Development Auth. Bond,
    4,000       Series 2001D                                         5.25        5/01/2017          4,272
    6,500       Series 2002A (INS)                                   5.15       11/01/2020          6,891

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              TENNESSEE (0.5%)
  $ 3,000     Knox County Health, Educational, and
                Housing Facilities RB, Series 1996 (INS)             5.50%       4/15/2011     $    3,307
    1,000     Nashville and Davidson County Health
                and Educational Facilities RB, Series
                1998 (INS)                                           5.10        8/01/2019          1,023
              Shelby County Hospital RB,
    2,000       Series 2002 (Methodist Healthcare)                   6.00        9/01/2016          2,213
    2,500       Series 2002 (Methodist Healthcare)                   6.25        9/01/2018          2,790
    3,500     Springfield Health and Educational
                Facilities Hospital RB, Series 1998                  5.25        8/01/2018          3,446

              TEXAS (11.9%)
              Affordable Housing Corp. MFH RB,
    2,000       Series 2002A (American Housing
                Foundation) (INS)                                    4.85        9/01/2012          2,191
    1,000       Series 2002A (South Texas Property
                Corp.) (INS)                                         4.85        9/01/2012          1,095
    1,960     Alamo Community College District RB,
                Series 2001 (INS)                                    5.00       11/01/2020          2,074
      710     Austin Airport System Prior Lien RB,
                Series 2003 (INS)                                    5.25       11/15/2018            778
    5,410     Austin Higher Education Auth. RB,
                Series 1998                                          5.13        8/01/2016          5,533
    5,610     Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                   5.15(a)     5/15/2017          3,085
              Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                   5.55(a)     2/15/2014          1,237
    3,030       Series 1997 (NBGA)                                   5.55(a)     2/15/2015          1,904
    3,055       Series 1997 (NBGA)                                   5.60(a)     2/15/2016          1,812
    3,155       Series 1997 (NBGA)                                   5.60(a)     2/15/2017          1,761
   12,000     Bexar County Health Facilities
                Development Corp. RB, Series 1993
                (ETM)(INS)                                           5.88       11/15/2010         13,090
   32,925     Brazos River Auth. RB, Series 1999A                    5.38        4/01/2019         32,541
    5,365     Cass County IDC PCRB, Series 1997B                     5.35        4/01/2012          6,017
    9,790     Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                    7.00        5/01/2019         11,710
   10,410     Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(f)                                 5.00       12/01/2018         11,163
              Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                   4.90        8/15/2018          1,524

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 1,520       Series 2001 (NBGA)                                   4.88%       8/15/2019     $    1,582
    1,595       Series 2001 (NBGA)                                   5.00        8/15/2020          1,687
    1,675       Series 2001 (NBGA)                                   5.00        8/15/2021          1,749
              Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                         5.50       10/01/2006            539
      545       Series 1997A                                         5.50       10/01/2007            573
      575       Series 1997A                                         5.63       10/01/2008            597
    2,670       Series 1997A                                         6.00       10/01/2012          2,717
    6,580     Fort Worth ISD Bonds, Series 2001 (NBGA)               5.00        2/15/2018          7,037
   15,400     Gulf Coast Waste Disposal Auth. PCRB,
                Series 1992                                          6.13       11/01/2004         15,748
    6,200     Gulf Coast Waste Disposal Auth. RB,
                Series 1994                                          5.70        5/01/2006          6,649
    2,070     Harrison County Health Facilities
                Development Corp. RB, Series 1998 (INS)              5.50        1/01/2018          2,167
              Houston ISD Public Facility Corp. RB (MLO),
    3,635       Series 1998A (INS)                                   5.35(a)     9/15/2015          2,225
    2,635       Series 1998A (INS)                                   5.38(a)     9/15/2016          1,521
    3,885       Series 1998A (INS)                                   5.40(a)     9/15/2017          2,108
    4,955       Series 1998B (INS)                                   5.35(a)     9/15/2015          3,034
    6,955       Series 1998B (INS)                                   5.38(a)     9/15/2016          4,015
    3,000     Houston Public Improvement GO,
                Series 2003A-1 (INS)                                 5.00        3/01/2019          3,203
    4,505     Jefferson County Health Facilities RB,
                Series 2001 (INS)                                    5.20        8/15/2021          4,763
              Laredo ISD Public Limited GO,
      460       Series 1998A                                         5.06        2/01/2005            473
      480       Series 1998A                                         5.06        2/01/2006            507
      505       Series 1998A                                         5.06        2/01/2007            543
      530       Series 1998A                                         5.06        2/01/2008            576
    3,830     Lewisville RB, Series 1998 (INS)                       5.38        9/01/2015          4,157
    3,655     Marlin ISD Public Facility Corp. RB (MLO),
                Series 1998 (acquired 7/22/1998;
                cost $3,715) (c)                                     5.85        2/15/2018          3,825
              Municipal Power Agency Subordinate Lien RB,
    7,000       Series 2001A (INS)                                   4.75        9/01/2012          7,094
    3,670       Series 2001A (INS)                                   5.00        9/01/2013          3,723
              Northside ISD GO,
    5,300       Series 2001 (NBGA)                                   5.00        2/15/2017          5,708
    5,420       Series 2001 (NBGA)                                   5.00        2/15/2018          5,796
   17,475     Plano ISD GO, Series 2001 (NBGA)                       5.00        2/15/2019         18,553

36

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $19,050     Port of Corpus Christi IDC PCRB,
                Series 1997B                                         5.40%       4/01/2018     $   19,441
              San Antonio Electric and Gas System RB,
   18,370       Series 1998A                                         5.00        2/01/2018         19,558
   10,000       Series 2002                                          5.38        2/01/2019         10,999
              Tarrant Regional Water District RB,
    7,000       Series 2002 (INS)                                    5.38        3/01/2016          7,824
    8,000       Series 2002 (INS)                                    5.25        3/01/2017          8,822
    2,000       Series 2002 (INS)                                    5.25        3/01/2019          2,184
    2,000       Series 2002 (INS)                                    5.25        3/01/2020          2,174
    5,240     Texas Tech Univ. RB, Series 2003 (INS)                 5.25        2/15/2017          5,801
              Tyler Health Facilities Development
               Corp. Hospital RB,
    3,945       Series 1993B                                         6.63       11/01/2011          4,000
    3,895       Series 2003                                          5.25        7/01/2011          4,203
    2,125       Series 2003                                          5.25        7/01/2012          2,274
    1,500       Series 2003                                          5.25        7/01/2013          1,603
              Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                   5.38        8/15/2017          5,161
    7,000       Series 2002B (NBGA)                                  5.25        7/01/2018          7,721
              Wylie ISD,
    1,385       Series 2001 (NBGA)                                   5.00(a)     8/15/2014            903
    1,690       Series 2001 (NBGA)                                   5.10(a)     8/15/2015          1,037

              UTAH (1.2%)
      225     Housing Finance Agency RB, Series 1985B                5.30        7/01/2007            225
              Intermountain Power Agency RB,
    4,410       Series 1987A (ETM)(INS)                              5.00        7/01/2012          4,424
   13,855       Series 1988B (ETM)(INS)                              6.18(a)     7/01/2004         13,819
    8,040       Series 1988B (INS)                                   6.18(a)     7/01/2004          8,019
    4,000       Series 1997B (INS)                                   5.75        7/01/2019          4,484

              VERMONT (0.1%)
    3,000     Educational and Health Buildings
                Financing Agency RB, Series 1998                     5.50        7/01/2018          3,102

              VIRGINIA (2.0%)
   18,665     Chesapeake Port Facility IDA RB,
                Series 2004                                          3.90        3/01/2013         18,556
    5,000     Isle of Wight County IDA PCRB,
                Series 1994                                          5.80        5/01/2004          5,016

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              Public School Auth. Financing Bonds,
  $10,000       Series 1999A                                         5.13%       8/01/2019     $   10,788
    5,510       Series 2000B                                         5.00        8/01/2017          5,905
    5,000     Richmond Convention Center Auth. RB,
                Series 2000                                          6.13        6/15/2020          5,648
              State Housing Development Auth. RB,
    1,700       Series 2002Z                                         4.25        1/01/2016          1,749
    1,735       Series 2002Z                                         4.25        7/01/2016          1,785
    1,775       Series 2002Z                                         4.35        1/01/2017          1,824
    1,810       Series 2002Z                                         4.35        7/01/2017          1,860

              WASHINGTON (0.9%)
              Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                   5.13        8/15/2017          3,453
    2,500       Series 1998 (INS)                                    5.25        8/15/2017          2,633
    2,500       Series 1998 (INS)                                    5.30        8/15/2018          2,632
    6,185     Higher Education Facilities Auth. RB,
                Series 1998                                          5.20       10/01/2017          6,461
    2,000     Housing Finance Commission RB,
                Series 1999 (INS)                                    5.88        7/01/2019          2,207
    5,000     King County Housing Auth. RB,
                Series 1998A (INS)                                   5.20        7/01/2018          5,113

              WEST VIRGINIA (0.6%)
   16,940     School Building Auth. RB, Series 1994                  6.25        7/01/2004         17,138

              WISCONSIN (0.6%)
              Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial
                Hospital) (INS)                                      5.25        8/15/2012          4,500
    5,000       Series 1998A (Wausau Hospital) (INS)                 5.13        8/15/2020          5,206
    5,540     Housing and Economic Development Auth. RB,
                Series 2002G                                         4.85        9/01/2017          5,829
    1,345     Kaukauna Area School District GO,
                Series 2001 (INS)                                    4.85        3/01/2017          1,416
                                                                                               ----------
              Total fixed-rate instruments (cost: $2,188,005)                                   2,312,760
                                                                                               ----------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              PUT BONDS (11.6%)

              CALIFORNIA (0.6%)
              Statewide Communities Development Auth. RB,
  $ 7,500       Series 1998A(d)                                      5.25%       5/15/2025     $    7,883
    8,270       Series 2002E (Kaiser Permanente)                     4.70       11/01/2036          8,879

              DISTRICT OF COLUMBIA (0.1%)
    3,500     MedStar Univ. Hospital RB,
                Series 2001C (PRE)                                   6.80        8/15/2031          3,836

              FLORIDA (0.8%)
              Housing Finance Agency MFH RB,
    3,965       Series 1996R-1 (INS)                                 5.65       12/01/2026          4,185
    4,335       Series 1996S-1 (INS)                                 5.65       12/01/2026          4,576
    5,000     Miami Dade County School Board COP,
                Series 2003B (INS)                                   5.00        5/01/2031          5,549
    5,000     Palm Beach County Public Improvement RB,
                Series 2004 (INS)                                    5.00       11/01/2030          5,617

              GEORGIA (0.4%)
    8,980     De Kalb County Housing Auth. MFH RB,
                Series 2001                                          4.70       10/01/2031          9,372

              ILLINOIS (1.3%)
              Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                 4.45        3/01/2034         10,039
    7,500       Series 2002 (Field Museum)                           4.75       11/01/2036          7,788
    1,900       Series 2002 (Field Museum)                           3.90       11/01/2036          1,953
   14,295     Hoffman Estates MFH RB, Series 1996(f)                 5.75        6/01/2021         14,627

              MICHIGAN (1.4%)
   15,000     Monroe County EDC RB,
                Series 1992CC (INS)                                  4.65       10/01/2024         16,382
   13,500     New Center Development, Inc. COP (MLO),
                Series 2004A (INS)                                   5.00        9/01/2031         15,048
    5,500     Strategic Fund PCRB, Series 1995CC (INS)               4.85        9/01/2030          6,085

              MONTANA (0.2%)
    5,000     Forsyth PCRB, Series 1999A (INS)                       5.00       10/01/2032          5,440

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              NEW MEXICO (0.4%)
              Bernalillo County MFH RB,
  $ 7,700       Series 1994A (Sun Village Apts.) (INS)               6.50%      10/01/2019     $    7,893
    3,320       Series 1995 (Sunchase Apts.) (INS)                   4.60       11/01/2025          3,360

              NEW YORK (3.0%)
   13,750     Dormitory Auth. RB, Series 2002B                       5.25       11/15/2023         15,394
   15,000     Dormitory Auth. RB, State Univ.,
                Series 2003B                                         5.25        7/01/2032         16,871
    8,500     Hempstead Town IDA RB, Series 2001                     5.00       12/01/2019          9,154
   34,475     Urban Development Corp. RB, Series 2002A               5.50        1/01/2017         39,085

              PENNSYLVANIA (0.3%)
              Philadelphia IDA RB,
    5,000       Series 1997A                                         6.50       10/01/2027          5,106
    4,000       Series 1997B                                         6.50       10/01/2027          4,085

              TENNESSEE (0.1%)
    2,100     Knox County Health, Educational, and
                Housing Facilities MFH RB,
                Series 2001 (NBGA)                                   4.90        6/01/2031          2,219

              TEXAS (0.5%)
    3,510     Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                   4.70       12/15/2031          3,709
    6,000     Brazos River Auth. PCRB, Series D                      5.40       10/01/2029          6,396
    3,870     Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                           4.85        6/01/2031          4,038

              UTAH (0.7%)
              Salt Lake County MFH RB,
   10,240       Series 1995A-1 (INS)                                 5.70       10/01/2025         10,479
    6,500       Series 1995B-1 (INS)                                 5.70       10/01/2025          6,652

              VIRGINIA (0.3%)
    7,500     Henrico County Economic Development
                Auth. RB, Series 2000 (PRE)                          5.75       11/15/2030          7,719

              WASHINGTON (0.5%)
              Chelan County Public Utility District No. 1 RB,
    5,650       Series 1993E                                         5.70        7/01/2068          5,891
    6,845       Series 1993E                                         5.70        7/01/2068          7,136

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              WISCONSIN (0.4%)
  $ 9,000     Madison IDRB, Series 2002B                             4.88%      10/01/2027     $    9,787

              WYOMING (0.6%)
   15,000     Sweetwater County PCRB                                 3.90       12/01/2014         14,798
                                                                                               ----------
              Total put bonds (cost: $295,016)                                                    307,031
                                                                                               ----------

              VARIABLE-RATE DEMAND NOTES (1.0%)

              CALIFORNIA
              State Financing Auth. PCRB,
    1,700       Series 1996C (LOC)                                   1.13       11/01/2026          1,700
    5,900       Series 1996E (LOC)                                   1.14       11/01/2026          5,900
   18,575       Series 1996F (LOC)                                   1.14       11/01/2026         18,575
                                                                                               ----------
              Total variable-rate demand notes (cost: $26,175)                                     26,175
                                                                                               ----------

              TOTAL INVESTMENTS (COST: $2,509,196)                                             $2,645,966
                                                                                               ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Security that has been deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at March 31, 2004, was $3,825,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (e) At March 31, 2004, the cost of securities purchased on a when-issued basis was $45,811,000.

         (f) At March 31, 2004, portions of these securities were segregated to cover when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

ASSETS

   Investments in securities, at market value
      (identified cost of $2,509,196)                                         $2,645,966
   Cash                                                                              633
   Receivables:
      Capital shares sold                                                            422
      Interest                                                                    35,219
      Securities sold                                                             10,589
                                                                              ----------
         Total assets                                                          2,692,829
                                                                              ----------

LIABILITIES

   Payables:
      Securities purchased (when-issued of $45,811)                               45,811
      Capital shares redeemed                                                        945
      Dividends on capital shares                                                  2,517
   Accrued management fees                                                           798
   Accrued transfer agent's fees                                                       5
   Other accrued expenses and payables                                                61
                                                                              ----------
         Total liabilities                                                        50,137
                                                                              ----------
            Net assets applicable to capital shares outstanding               $2,642,692
                                                                              ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                            $2,502,910
   Accumulated net realized gain on investments                                    3,012
   Net unrealized appreciation of investments                                    136,770
                                                                              ----------
            Net assets applicable to capital shares outstanding               $2,642,692
                                                                              ==========
   Capital shares outstanding                                                    196,932
                                                                              ==========
   Authorized shares of $.01 par value                                           302,000
                                                                              ==========
   Net asset value, redemption price, and offering price per share            $    13.42
                                                                              ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME

   Interest income                                                      $132,876
                                                                        --------
EXPENSES

   Management fees                                                         7,635
   Administrative and servicing fees                                       3,909
   Transfer agent's fees                                                   1,003
   Custody and accounting fees                                               470
   Postage                                                                    96
   Shareholder reporting fees                                                 63
   Directors' fees                                                             7
   Registration fees                                                          68
   Professional fees                                                         106
   Other                                                                      46
                                                                        --------
      Total expenses                                                      13,403
   Expenses paid indirectly                                                   (6)
                                                                        --------
      Net expenses                                                        13,397
                                                                        --------
NET INVESTMENT INCOME                                                    119,479
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       6,309
   Change in net unrealized appreciation/depreciation                      7,589
                                                                        --------
      Net realized and unrealized gain                                    13,898
                                                                        --------
   Increase in net assets resulting from operations                     $133,377
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM FUND
YEARS ENDED MARCH 31,



FROM OPERATIONS                                                       2004               2003
                                                                -----------------------------

   Net investment income                                        $  119,479         $  123,819
   Net realized gain on investments                                  6,309              7,091
   Change in net unrealized appreciation/
      depreciation of investments                                    7,589             71,308
                                                                -----------------------------
      Increase in net assets resulting from operations             133,377            202,218
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          (119,479)          (123,819)
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       322,025            346,239
   Dividend reinvestments                                           87,552             92,315
   Cost of shares redeemed                                        (408,074)          (323,617)
                                                                -----------------------------
      Increase in net assets from
         capital share transactions                                  1,503            114,937
                                                                -----------------------------
   Net increase in net assets                                       15,401            193,336

NET ASSETS

   Beginning of period                                           2,627,291          2,433,955
                                                                -----------------------------
   End of period                                                $2,642,692         $2,627,291
                                                                =============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     24,099              26,170
   Shares issued for dividends reinvested                           6,563               6,968
   Shares redeemed                                                (30,642)            (24,473)
                                                                -----------------------------
      Increase in shares outstanding                                   20               8,665
                                                                =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

                    an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2004, the cost of outstanding when-issued commitments for the Fund was $45,811,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $6,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

         outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $9,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $54,000. This includes the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                                 2004                   2003
                                             -----------------------------------
         Tax-exempt income                   $119,479,000           $123,819,000

         As of March 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                        $  2,517,000
         Undistributed long-term capital gains                         3,012,000
         Unrealized appreciation                                     136,770,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2004, were $624,472,000 and $596,347,000, respectively.

         As of March 31, 2004, the cost of securities, for federal income tax purposes, was $2,509,196,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2004, for federal income tax purposes, were $144,798,000 and $8,028,000, respectively, resulting in net unrealized appreciation of $136,770,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

                 For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $7,635,000, which included a performance adjustment of $338,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,909,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,003,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2004, the Association and its affiliates owned 2,393,000 shares (1.2%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                    NET REALIZED
                                                                       COST TO       GAIN (LOSS)
        SELLER                             PURCHASER                  PURCHASER      TO SELLER
------------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund           USAA Short-Term Fund           $15,516,000     $1,556,000
USAA Intermediate-Term Fund           USAA Long-Term Fund              4,284,000        (25,000)
USAA Intermediate-Term Fund           USAA New York Bond Fund          2,066,000       (128,000)
USAA New York Bond Fund               USAA Intermediate-Term Fund      1,070,000         36,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MARCH 31,
                                              ------------------------------------------------------------------------
                                                    2004            2003            2002            2001          2000
                                              ------------------------------------------------------------------------
Net asset value at beginning of period        $    13.34      $    12.93      $    13.09      $    12.58    $    13.39
                                              ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .61             .64             .67             .69           .69
   Net realized and unrealized gain (loss)           .08             .41            (.16)            .51          (.81)
                                              ------------------------------------------------------------------------
Total from investment operations                     .69            1.05             .51            1.20          (.12)
                                              ------------------------------------------------------------------------
Less distributions:
   From net investment income                       (.61)           (.64)           (.67)           (.69)         (.69)
                                              ------------------------------------------------------------------------
Net asset value at end of period              $    13.42      $    13.34      $    12.93      $    13.09    $    12.58
                                              ========================================================================

Total return (%)*                                   5.32            8.29            3.90            9.83          (.84)
Net assets at end of period (000)             $2,642,692      $2,627,291      $2,433,955      $2,310,809    $2,123,310
Ratio of expenses to average
   net assets (%)**                                  .51(a)          .49(a)          .46(a)          .36           .36
Ratio of net investment income to
   average net assets (%)**                         4.58            4.86            5.06            5.41          5.39
Portfolio turnover (%)                             23.27           14.91           12.97            9.41         10.46

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2004, average net assets were $2,606,422,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                       -               -            (.01%)           N/A           N/A

54

 D I R E C T O R S '  A N D  O F F I C E R S '
==============================================----------------------------------
                                               INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS (2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

              CHRISTOPHER W. CLAUS (2,4)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3, 4, 5, 6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

60

 N O T E S
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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40857-0504                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2004 and 2003 were $175,500 and $169,100, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended March 31, 2004 and 2003 were $34,800 and $33,600, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $50,300 and $70,600, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    06-02-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    06-04-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    06-03-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.